Goodwill (Tables)	12 Months Ended
Jun. 30, 2018
Intangible Assets [Abstract]
Disclosure of reconciliation of changes in goodwill
The continuity of goodwill is as follows:

	June 30, 2018	June 30, 2017
	$	$

Opening net book value	240,534	214,325
Acquired on acquisition of IED (note 5)	(537)	25,818
Acquired on acquisition of Kiddyzuzaa (note 5)	—	695
Exchange differences	809	(304)

	240,806	240,534

Disclosure of information for cash-generating units
To determine the recoverable amount for each of it's CGU's, the Company applied the following valuation methods:

CGU's	Valuation methodology
Content Business	Value-in-use
Peanuts	FVLCS
DHX Television	Value-in-use
The following table shows the key assumptions used to estimate the recoverable amounts of the groups of CGUs:

	Assumptions used
	Perpetual	Pre-tax
CGU's	growth rate	discount rate

Content Business	3.0%	12.2%
DHX Television	0.0%	15.5%